ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Divestiture of Discontinued Operation - Additional Information (Details) $ in Millions			3 Months Ended	12 Months Ended
	Feb. 10, 2023 USD ($) shares	Aug. 10, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 15, 2022 USD ($)
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Cash consideration				$ 1,061.5
Cash consideration					$ 1,027.5
Deferred payment consideration, due on the six-month anniversary of closing	$ 55.0
Prime rate
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Accrued interest rate	5
Chirano [Member]
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Discount rate of deferred payment consideration				10.00%
Number of warrant received | shares	5.0
Percentage of equity interest disposed off		90.00%
Total consideration		$ 225.0
Cash consideration received		$ 60.0
Asante shares received as consideration | shares		34,962,584
Deferred payment consideration, due on the six-month anniversary of closing		$ 55.0
Deferred payment consideration, due on each of the one-year and two-year anniversaries of closing		$ 36.9
Gain (loss) on disposition					0.5
Value of warrants received	$ 2.5
Deferred payment received				$ 5.0
Deferred payment current receivable				107.9
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Impairment change on sale of business					$ 671.0
Discount rate of deferred payment consideration					20.00%
Total consideration						$ 340.0
Cash consideration received			$ 300.0
Gain (loss) on disposition					$ 80.9
Deferred payment consideration			$ 40.0
Goodwill impairment loss					158.8
Highland Gold Mining group | Discontinued operations
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Impairment change on sale of business					671.0
Cash consideration received				$ 40.0
Gain (loss) on disposition					$ 80.9